Vanguard® Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (2.5%)
	Freeport-McMoRan Inc.	12,077,705	600,745
	Newmont Corp.	6,579,435	522,736
	Air Products and Chemicals Inc.	1,840,643	459,995
	Dow Inc.	6,107,591	389,176
	Nucor Corp.	2,372,759	352,711
	International Flavors & Fragrances Inc.	2,113,081	277,511
	LyondellBasell Industries NV Class A	2,191,425	225,322
	International Paper Co.	3,123,764	144,162
	FMC Corp.	1,052,632	138,495
	Celanese Corp. Class A	896,766	128,121
	Eastman Chemical Co.	1,115,799	125,036
	Avery Dennison Corp.	684,289	119,046
	Albemarle Corp.	485,652	107,402
	Mosaic Co.	1,528,070	101,617
	CF Industries Holdings Inc.	860,403	88,673
	Westlake Corp.	132,717	16,377
			3,797,125
Consumer Discretionary (5.4%)
	Walmart Inc.	11,506,661	1,713,572
	Target Corp.	3,971,843	842,905
	Ford Motor Co.	32,653,735	552,175
*	General Motors Co.	10,856,459	474,862
*	Dollar Tree Inc.	1,867,440	299,071
	eBay Inc.	4,632,991	265,285
	Activision Blizzard Inc.	3,072,178	246,112
*	Southwest Airlines Co.	4,918,518	225,268
*	Delta Air Lines Inc.	5,315,388	210,330
	DR Horton Inc.	2,794,267	208,201
	Lennar Corp. Class A	2,259,845	183,432
	Paramount Global Class B	4,794,528	181,281
	VF Corp.	2,904,315	165,139
	Best Buy Co. Inc.	1,796,879	163,336
	Garmin Ltd.	1,280,261	151,852
	Genuine Parts Co.	1,178,918	148,567
	Omnicom Group Inc.	1,735,396	147,300
	Darden Restaurants Inc.	1,060,344	140,973
*	Carnival Corp.	6,957,982	140,690
	MGM Resorts International	3,202,539	134,314
*	CarMax Inc.	1,342,150	129,491
*	United Airlines Holdings Inc.	2,685,867	124,517
	Advance Auto Parts Inc.	506,982	104,925
	Fox Corp. Class A	2,581,876	101,855

		Shares	Market Value ($000)
	News Corp. Class A	4,211,489	93,284
	LKQ Corp.	2,026,235	92,011
	Hasbro Inc.	1,095,925	89,778
	Whirlpool Corp.	486,534	84,063
	PulteGroup Inc.	1,961,016	82,167
	BorgWarner Inc. (XNYS)	1,991,814	77,482
*	Discovery Inc. Class C	2,595,441	64,808
*,1	Lucid Group Inc.	2,390,892	60,729
	Interpublic Group of Cos. Inc.	1,635,831	57,990
*	Liberty Media Corp.- Liberty SiriusXM Class C	1,262,126	57,717
*,1	American Airlines Group Inc.	2,689,606	49,085
	Bath & Body Works Inc.	1,015,412	48,537
	Fox Corp. Class B	1,276,390	46,307
*,1	GameStop Corp. Class A	269,698	44,926
	Lear Corp.	248,168	35,386
*,1	Discovery Inc. Class A	1,348,187	33,597
*	Liberty Media Corp.- Liberty SiriusXM Class A	643,835	29,430
	Paramount Global Class A	84,955	3,433
	Lennar Corp. Class B	15,603	1,066
	News Corp. Class B	27,910	629
			8,107,878
Consumer Staples (10.5%)
	Procter & Gamble Co.	19,890,077	3,039,204
	Coca-Cola Co.	32,380,499	2,007,591
	PepsiCo Inc.	11,481,051	1,921,698
	Philip Morris International Inc.	12,854,887	1,207,588
	CVS Health Corp.	10,888,507	1,102,026
	Altria Group Inc.	15,232,203	795,883
	Mondelez International Inc. Class A	11,515,308	722,931
	Archer-Daniels-Midland Co.	4,667,103	421,253
	McKesson Corp.	1,243,520	380,679
	Corteva Inc.	6,031,386	346,684
	Kimberly-Clark Corp.	2,796,510	344,418
	Sysco Corp.	4,212,000	343,910
	General Mills Inc.	5,008,285	339,161
	Constellation Brands Inc. Class A	1,296,057	298,508
	Keurig Dr Pepper Inc.	7,064,215	267,734
	Colgate-Palmolive Co.	3,488,754	264,552
	Kroger Co.	4,492,697	257,746
	Walgreens Boots Alliance Inc.	5,732,409	256,640
	Kraft Heinz Co.	5,587,199	220,080
	Tyson Foods Inc. Class A	2,428,154	217,635
	McCormick & Co. Inc.	2,073,243	206,910
	AmerisourceBergen Corp. Class A	1,301,949	201,424
	Clorox Co.	1,020,698	141,908
	Kellogg Co.	2,126,738	137,153
	Conagra Brands Inc.	3,981,875	133,672
	Hormel Foods Corp.	2,249,697	115,949
	J M Smucker Co.	854,590	115,720
	Campbell Soup Co.	1,627,149	72,522
	Molson Coors Beverage Co. Class B	747,293	39,890
	Albertsons Cos. Inc. Class A	600,709	19,974
	Lamb Weston Holdings Inc.	298,972	17,911
			15,958,954
Energy (7.4%)
	Exxon Mobil Corp.	35,125,328	2,901,001
	Chevron Corp.	16,158,910	2,631,155

		Shares	Market Value ($000)
	ConocoPhillips	10,774,911	1,077,491
	EOG Resources Inc.	4,859,950	579,452
	Schlumberger NV	11,629,755	480,425
	Occidental Petroleum Corp.	7,353,364	417,230
	Marathon Petroleum Corp.	4,692,432	401,203
	Valero Energy Corp.	3,397,546	344,987
	Williams Cos. Inc.	10,085,650	336,961
	Devon Energy Corp.	5,513,573	326,018
	Kinder Morgan Inc.	16,940,419	320,343
	Phillips 66	3,639,424	314,410
	Baker Hughes Co. Class A	7,517,758	273,722
	ONEOK Inc.	3,700,912	261,395
	Halliburton Co.	6,713,241	254,230
	Hess Corp.	2,313,908	247,681
	Continental Resources Inc.	150,969	9,259
			11,176,963
Financials (20.1%)
*	Berkshire Hathaway Inc. Class B	14,512,955	5,121,767
	JPMorgan Chase & Co.	24,502,982	3,340,247
	Bank of America Corp.	56,918,629	2,346,186
	Wells Fargo & Co.	31,645,798	1,533,555
	Charles Schwab Corp.	12,796,628	1,078,884
	Morgan Stanley	11,821,725	1,033,219
	Goldman Sachs Group Inc.	2,836,290	936,259
	Citigroup Inc.	16,460,557	878,994
	BlackRock Inc.	1,134,212	866,731
	Marsh & McLennan Cos. Inc.	4,169,912	710,636
	CME Group Inc.	2,984,198	709,821
	Chubb Ltd.	3,036,401	649,486
	PNC Financial Services Group Inc.	3,482,868	642,415
	Truist Financial Corp.	11,007,349	624,117
	Intercontinental Exchange Inc.	4,665,417	616,395
	US Bancorp	11,073,395	588,551
	Progressive Corp.	4,845,149	552,299
	American International Group Inc.	6,764,937	424,635
	Blackstone Inc.	2,924,809	371,275
	Prudential Financial Inc.	3,124,515	369,224
	Travelers Cos. Inc.	2,005,265	366,422
	MetLife Inc.	5,139,247	361,186
	Allstate Corp.	2,311,011	320,098
	Aflac Inc.	4,857,211	312,756
	Arthur J Gallagher & Co.	1,731,215	302,270
	Bank of New York Mellon Corp.	6,009,940	298,273
	T Rowe Price Group Inc.	1,893,693	286,307
	Ameriprise Financial Inc.	929,207	279,097
	KKR & Co. Inc.	4,614,241	269,795
	Discover Financial Services	2,390,821	263,445
	State Street Corp.	2,887,391	251,550
	Fifth Third Bancorp	5,674,591	244,234
	Willis Towers Watson plc	977,552	230,917
	Hartford Financial Services Group Inc.	2,753,393	197,721
	Northern Trust Corp.	1,637,956	190,740
	M&T Bank Corp.	1,070,880	181,514
	Huntington Bancshares Inc.	11,932,596	174,455
	Regions Financial Corp.	7,776,788	173,111
	KeyCorp.	7,699,691	172,319
	Cincinnati Financial Corp.	1,260,017	171,312
	Raymond James Financial Inc.	1,551,655	170,542

		Shares	Market Value ($000)
	Nasdaq Inc.	956,132	170,383
	Principal Financial Group Inc.	2,167,762	159,135
	Citizens Financial Group Inc.	3,503,185	158,799
*	Arch Capital Group Ltd.	3,047,148	147,543
	Ally Financial Inc.	2,805,730	121,993
	Loews Corp.	1,753,132	113,638
	W R Berkley Corp.	1,651,169	109,951
	Fidelity National Financial Inc.	2,238,156	109,312
	Cboe Global Markets Inc.	885,355	101,302
	Equitable Holdings Inc.	3,246,204	100,340
	Everest Re Group Ltd.	326,028	98,258
	Annaly Capital Management Inc.	12,160,772	85,612
*	Markel Corp.	53,665	79,169
	Franklin Resources Inc.	2,501,747	69,849
*	Alleghany Corp.	53,486	45,303
	Lincoln National Corp.	643,893	42,085
	Globe Life Inc.	371,874	37,411
	Interactive Brokers Group Inc. Class A	387,215	25,521
[1]	Rocket Cos. Inc. Class A	1,123,943	12,498
[1]	UWM Holdings Corp.	362,206	1,641
			30,402,503
Health Care (19.3%)
	UnitedHealth Group Inc.	7,806,813	3,981,240
	Johnson & Johnson	21,820,107	3,867,178
	Pfizer Inc.	46,651,790	2,415,163
	AbbVie Inc.	14,676,786	2,379,254
	Eli Lilly & Co.	7,111,293	2,036,461
	Abbott Laboratories	14,631,666	1,731,804
	Merck & Co. Inc.	20,956,965	1,719,519
	Bristol-Myers Squibb Co.	18,084,899	1,320,740
	Medtronic plc	11,137,634	1,235,721
	Amgen Inc.	4,620,917	1,117,430
	Anthem Inc.	2,000,905	982,885
	Danaher Corp.	2,672,570	783,945
	Cigna Corp.	2,660,686	637,527
	Becton Dickinson and Co.	2,361,453	628,147
	Gilead Sciences Inc.	10,395,836	618,033
	HCA Healthcare Inc.	1,890,335	473,756
	Humana Inc.	1,051,267	457,480
*	Centene Corp.	4,838,680	407,369
	Baxter International Inc.	4,170,248	323,361
*	Biogen Inc.	1,219,887	256,908
	Cerner Corp.	2,435,197	227,837
	Zimmer Biomet Holdings Inc.	1,736,258	222,067
*	Laboratory Corp. of America Holdings	794,462	209,468
*	Hologic Inc.	2,073,954	159,321
	Quest Diagnostics Inc.	987,808	135,191
	Cardinal Health Inc.	2,298,755	130,339
	Royalty Pharma plc Class A	2,874,059	111,973
	Viatris Inc.	10,037,812	109,211
	STERIS plc	415,885	100,549
*	Henry Schein Inc.	1,138,534	99,269
*	Elanco Animal Health Inc. (XNYS)	3,730,636	97,332
	DENTSPLY SIRONA Inc.	1,814,576	89,313
	Universal Health Services Inc. Class B	576,539	83,569
	Teleflex Inc.	194,192	68,905
*	DaVita Inc.	479,560	54,243

		Shares	Market Value ($000)
*	Zimvie Inc.	1	—
			29,272,508
Industrials (13.6%)
	Raytheon Technologies Corp.	12,379,751	1,226,462
	Honeywell International Inc.	5,684,763	1,106,141
	Lockheed Martin Corp.	2,258,727	997,002
	Caterpillar Inc.	4,444,700	990,368
	Deere & Co.	2,290,030	951,416
	American Express Co.	4,723,924	883,374
	General Electric Co.	9,111,951	833,744
	Union Pacific Corp.	2,640,248	721,342
	3M Co.	4,730,046	704,209
	CSX Corp.	18,209,241	681,936
	United Parcel Service Inc. Class B	3,041,104	652,195
	Norfolk Southern Corp.	1,990,593	567,757
	Northrop Grumman Corp.	1,166,326	521,604
	Fidelity National Information Services Inc.	5,060,754	508,201
	Eaton Corp. plc	3,310,687	502,430
	Illinois Tool Works Inc.	2,338,312	489,643
	Emerson Electric Co.	4,931,190	483,503
	General Dynamics Corp.	1,959,721	472,645
	FedEx Corp.	1,980,028	458,159
	Capital One Financial Corp.	3,430,553	450,397
	L3Harris Technologies Inc.	1,628,976	404,752
	Johnson Controls International plc	5,832,883	382,462
	Carrier Global Corp.	7,102,337	325,784
	Parker-Hannifin Corp.	1,066,517	302,635
	Trane Technologies plc	1,930,304	294,757
	DuPont de Nemours Inc.	3,832,093	281,965
	Otis Worldwide Corp.	3,527,872	271,470
	PPG Industries Inc.	1,959,049	256,773
	AMETEK Inc.	1,923,784	256,210
	Cummins Inc.	1,182,377	242,517
	PACCAR Inc.	2,597,009	228,719
*	United Rentals Inc.	601,067	213,505
	Stanley Black & Decker Inc.	1,355,919	189,544
	Dover Corp.	1,195,971	187,648
	WW Grainger Inc.	360,550	185,968
	Fortive Corp.	2,832,304	172,572
	Ingersoll Rand Inc.	3,385,544	170,462
	Synchrony Financial	4,327,178	150,629
	Jacobs Engineering Group Inc.	1,072,847	147,849
*	TransDigm Group Inc.	218,741	142,518
	Westinghouse Air Brake Technologies Corp.	1,461,453	140,548
	Textron Inc.	1,798,314	133,759
	Crown Holdings Inc.	1,061,430	132,774
	Xylem Inc.	1,496,502	127,592
	Packaging Corp. of America	776,326	121,192
	Ball Corp.	1,334,577	120,112
	CH Robinson Worldwide Inc.	1,069,181	115,161
	Westrock Co.	2,186,107	102,813
	Masco Corp.	1,991,588	101,571
	Martin Marietta Materials Inc.	258,934	99,661
	Snap-on Inc.	443,271	91,083
	Fortune Brands Home & Security Inc.	1,126,449	83,673
*	FleetCor Technologies Inc.	320,310	79,776
	Hubbell Inc. Class B	225,993	41,531
*	Mohawk Industries Inc.	216,103	26,840

		Shares	Market Value ($000)
*	Marqeta Inc. Class A	672,824	7,428
*	Aurora Innovation Inc.	194,925	1,090
			20,537,871
Real Estate (3.4%)
	Prologis Inc.	6,136,964	990,997
	Simon Property Group Inc.	2,838,469	373,429
	Welltower Inc.	3,712,868	356,955
	AvalonBay Communities Inc.	1,160,116	288,138
	Alexandria Real Estate Equities Inc.	1,328,047	267,269
	Equity Residential	2,953,299	265,561
*	CBRE Group Inc. Class A	2,639,436	241,561
	Weyerhaeuser Co.	6,195,560	234,812
	Extra Space Storage Inc.	1,111,659	228,557
	Ventas Inc.	3,301,673	203,911
	Mid-America Apartment Communities Inc.	957,497	200,548
	Essex Property Trust Inc.	540,108	186,597
	Duke Realty Corp.	3,177,898	184,509
	Realty Income Corp.	2,455,234	170,148
	Healthpeak Properties Inc.	4,475,294	153,637
	Boston Properties Inc.	1,169,358	150,613
	Camden Property Trust	858,694	142,715
	Iron Mountain Inc.	2,403,285	133,166
	WP Carey Inc.	1,581,719	127,866
	VICI Properties Inc.	3,104,694	88,360
	UDR Inc.	1,320,313	75,746
	Host Hotels & Resorts Inc.	2,967,646	57,661
	Regency Centers Corp.	710,522	50,689
			5,173,445
Technology (6.8%)
	Broadcom Inc.	3,228,062	2,032,646
	Intel Corp.	33,782,628	1,674,267
	Oracle Corp.	12,184,230	1,008,001
	International Business Machines Corp.	7,180,056	933,551
	Analog Devices Inc.	4,337,457	716,461
	QUALCOMM Inc.	4,678,025	714,896
	Cognizant Technology Solutions Corp. Class A	4,355,474	390,555
	TE Connectivity Ltd.	2,693,401	352,782
	HP Inc.	8,744,330	317,419
	Corning Inc.	6,319,000	233,234
*	ON Semiconductor Corp.	3,589,881	224,763
	CDW Corp.	1,126,424	201,506
	VMware Inc. Class A	1,744,789	198,679
	Hewlett Packard Enterprise Co.	10,795,586	180,394
	Seagate Technology Holdings plc	1,726,054	155,172
	NetApp Inc.	1,844,908	153,127
*	Western Digital Corp.	2,467,905	122,532
	NortonLifeLock Inc.	4,591,117	121,756
*	Dell Technologies Inc. Class C	2,286,842	114,777
*	Qorvo Inc.	900,138	111,707
	Citrix Systems Inc.	1,042,018	105,140
*	Akamai Technologies Inc.	674,896	80,576
	Leidos Holdings Inc.	583,261	63,004
*	F5 Inc.	251,698	52,592
*	UiPath Inc. Class A	2,387,962	51,556
*	IAC/InterActiveCorp.	330,310	33,124
			10,344,217

		Shares	Market Value ($000)
Telecommunications (4.8%)
	Comcast Corp. Class A	37,533,838	1,757,334
	Cisco Systems Inc.	31,012,536	1,729,259
	Verizon Communications Inc.	31,351,843	1,597,063
	AT&T Inc.	59,243,401	1,399,922
*	T-Mobile US Inc.	2,593,964	332,935
	Motorola Solutions Inc.	698,102	169,080
	Lumen Technologies Inc.	8,495,354	95,743
*	DISH Network Corp. Class A	2,050,995	64,914
	Juniper Networks Inc.	1,337,375	49,697
			7,195,947
Utilities (6.1%)
	NextEra Energy Inc.	15,855,286	1,343,101
	Duke Energy Corp.	6,385,291	712,982
	Southern Co.	8,799,190	638,029
	Dominion Energy Inc.	6,724,186	571,354
	Waste Management Inc.	3,436,409	544,671
	Sempra Energy (XNYS)	2,610,933	438,950
	American Electric Power Co. Inc.	4,186,734	417,710
	Exelon Corp.	8,122,296	386,865
	Xcel Energy Inc.	4,517,929	326,059
	Public Service Enterprise Group Inc.	4,197,107	293,797
	Consolidated Edison Inc.	2,939,786	278,339
	WEC Energy Group Inc.	2,618,191	261,322
	Eversource Energy	2,859,196	252,152
	American Water Works Co. Inc.	1,507,515	249,539
	Republic Services Inc. Class A	1,708,020	226,313
	Edison International	3,153,148	221,036
	FirstEnergy Corp.	4,734,610	217,129
	Ameren Corp.	2,120,717	198,838
	Entergy Corp.	1,681,941	196,367
*	PG&E Corp.	16,362,042	195,363
	DTE Energy Co.	1,447,557	191,382
	PPL Corp.	6,102,137	174,277
	CMS Energy Corp.	2,405,750	168,258
	CenterPoint Energy Inc.	5,220,583	159,959
	AES Corp.	5,259,951	135,339
	Alliant Energy Corp.	2,078,165	129,844
	Evergy Inc.	1,884,389	128,779
	NiSource Inc.	3,366,517	107,055
	Vistra Corp.	4,007,184	93,167
	Avangrid Inc.	640,661	29,944
			9,287,920
Total Common Stocks (Cost $108,960,538)			151,255,331

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.312% (Cost $180,585)	1,806,123	180,594
Total Investments (100.0%) (Cost $109,141,123)			151,435,925
Other Assets and Liabilities—Net (0.0%)			73,142
Net Assets (100%)			151,509,067
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $80,911,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $86,153,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	569	128,900	(497)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Business Machines Corp.	8/31/22	BANA	36,405	(0.070)	457	—
Kroger Co.	1/31/23	GSI	56,190	(0.070)	1,178	—
NextEra Energy Inc.	8/31/22	BANA	36,002	(0.070)	179	—
					1,814	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $7,261,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	151,255,331	—	—	151,255,331
Temporary Cash Investments	180,594	—	—	180,594
Total	151,435,925	—	—	151,435,925
Derivative Financial Instruments
Assets
Swap Contracts	—	1,814	—	1,814
Liabilities
Futures Contracts[1]	497	—	—	497
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.